INCOME TAXES - Current and deferred portions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Current and deferred portions of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group's PRC subsidiaries and VIE entities
Current tax expenses	$ 16,057	$ 13,778	$ 16,342
Deferred tax benefits	(12,703)	(7,940)	(3,062)
Income tax expenses	3,354	5,838	$ 13,280
Current deferred tax assets:
Accrued expenses	3,218	2,337
Accrued payroll	3,302	2,476
Allowance for doubtful accounts	3,278	3,379
Less: Valuation allowance	(163)	(128)
Current deferred tax assets	9,635	8,064
Non-current deferred tax assets:
Depreciation and amortization	322	264
Impairment of long-lived assets	44	60
Net operating tax loss carry-forwards	19,571	9,527
Less: Valuation allowance	(3,239)	(1,774)
Non-current deferred tax assets	16,698	8,077
Non-current deferred tax liabilities:
Intangible assets	7,229	9,772
Non-current deferred tax liabilities	$ 7,229	$ 9,772